Contingencies and Commitments (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contingencies and Commitments (Details) [Line Items]
Estimated financial effect of contingent liabilities	$ 1,351,997	$ 1,592,810
Legal proceedings contingent liability [member]
Contingencies and Commitments (Details) [Line Items]
Estimated financial effect of contingent liabilities	$ 1,024
Legal proceedings contingent liability [member] | Subsidiaries [member]
Contingencies and Commitments (Details) [Line Items]
Estimated financial effect of contingent liabilities		$ 1,274
Guarantees [member] | USD [Member] | Non-adjusting events after reporting period [member]
Contingencies and Commitments (Details) [Line Items]
Integral bank policy of coverage of official loyalty	Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°5014196 in force with the company Compañía de Seguros Chilena Consolidada S.A., coverage for USD50,000,000 per claim with an annual limit of USD100,000,000, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2021, which has been renewed.